Insurance contracts and contingencies (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Legal proceedings provision		R$ 4,232
Tax Contingencies		48,333
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year		148,287	R$ 53,139		R$ 5,269
Business combinations			80,252		32,576
Additions		73,909	24,744	[1]	19,284
Reversals		(26,342)	(9,848)		(3,990)
Balance as of ending of the year		195,854	148,287		53,139
Legal proceedings contingent liability [member] | Labour [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year		25,490	4,519		2,501
Business combinations			16,597		2,741
Additions		2,300	5,418	[1]	562
Reversals		(5,306)	(1,044)		(1,285)
Balance as of ending of the year		22,484	25,490		4,519
Legal proceedings contingent liability [member] | Civil [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year		22,928	13,280		2,768
Business combinations			6,017		2,348
Additions		7,911	5,101	[1]	10,869
Reversals		(6,175)	(1,470)		(2,705)
Balance as of ending of the year		24,664	22,928		13,280
Legal proceedings contingent liability [member] | Taxes [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	[2]	99,869	35,340
Business combinations	[2]		57,638		27,487
Additions	[2]	63,698	14,225	[1]	7,853
Reversals	[2]	(14,861)	(7,334)
Balance as of ending of the year	[2]	R$ 148,706	R$ 99,869		R$ 35,340

[1]	The amount of R$ 4,232 is related to tax legal proceedings attributed to the selling shareholders (R$9,940 for the year ended December 31, 2020). The same amount was recorded as indemnification assets in the statement of financial position in other assets.
[2]	During the year ended December 31, 2022, R$48,333 of tax contingencies were added with a corresponding increase of goodwill (Unigranrio as disclosed in note 12) and indemnification assets.